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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [   ];  Amendment Number:  _________
         This Amendment (check only one):  [   ]   is a restatement.
                                           [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Gates Capital Management, Inc.
Address:     1177 Avenue of the Americas, 32nd Floor
             New York, NY 10036

Form 13F File Number: 28-11102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey L. Gates
Phone:       (212) 626-1421

Signature, Place, and Date of Signing:

/s/ Jeffrey L. Gates              New York, New York        May 13, 2005
-----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:

         [X]     13F HOLDINGS REPORT

         [ ]     13F NOTICE

         [ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $282,671 (in thousands)

List of Other Included Managers:            NONE




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FORM 13F INFORMATION TABLE

                                                          VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
ADESA                              COM       00686U104    21659    927182   SH         SOLE               927182
ADVANCE AUTO PARTS INC             COM       00751Y106    11296    223900   SH         SOLE               223900
ADVANCED MEDICAL OPTICS INC        COM       00763M108    28505    787225   SH         SOLE               787225
ARBITRON INC                       COM       03875Q108    38321    893269   SH         SOLE               893269
CAVCO INDS INC DEL                 COM       149568107     7182    297002   SH         SOLE               297002
DARLING INTL INC                   COM       237266101    16571   4153138   SH         SOLE              4153138
DAVITA INC                         COM       23918K108    31216    745908   SH         SOLE               745908
DOVER DOWNS GAMING & ENTMT I       COM       260095104     5737    460784   SH         SOLE               460784
FOOT LOCKER INC                    COM       344849104    10333    352660   SH         SOLE               352660
GAP INC DEL                        COM       364760108    29427   1347400   SH         SOLE              1347400
MARVEL ENTERPRISES INC             COM       57383M108    15207    760372   SH         SOLE               760372
MARVEL ENTERPRISES INC             COM       57383M958     1100      8000   SH   PUT   SOLE                 8000
MEDCO HEALTH SOLUTIONS INC         COM       58405U102    16169    326188   SH         SOLE               326188
METHANEX CORP                      COM       59151K108     9634    495845   SH         SOLE               495845
MOODYS CORP                        COM       615369105     5478     67750   SH         SOLE                67750
PAPA JOHNS INTL INC                COM       698813102    15861    456814   SH         SOLE               456814
PAYLESS SHOESOURCE INC             COM       704379106    13640    863846   SH         SOLE               863846
SYBRON DENTAL SPECIALTIES IN       COM       871142105     5335    148595   SH         SOLE               148595